Fair Value Measurement (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 7,399,813,922	$ 6,486,796,498
Common and Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,234,443,811	5,464,602,937
Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	188,261,971	159,540,469
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	324,580,876	291,735,572
Self-Managed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	652,527,264	570,917,520
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	957,131,603	840,054,779
Level 1 | Common and Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	188,261,971	159,540,469
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	324,580,876	291,735,572
Level 1 | Self-Managed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	444,288,756	388,778,738
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,442,682,319	5,646,741,719
Level 2 | Common and Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,234,443,811	5,464,602,937
Level 2 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Self-Managed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	208,238,508	182,138,782
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common and Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Self-Managed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0